Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

Other payables and accrued liabilities consisted of the following:

	As of December 31,
	2024	2025
Provision for staff bonus	$80,552	$58,603
Accrued staff salaries	18,049	129,737
Accrued administrative expenses	346,732	309,028
Other payables	—	5,051
Total	$445,333	$502,419